Taxes (Details)		12 Months Ended
	Mar. 16, 2007	Jun. 30, 2025
Taxes [Line Items]
After sales and cleaning service		6.00%
Previous value added tax rate		13.00%
Value added tax rate		6.00%
EIT [Member]
Taxes [Line Items]
Percentage of uniform rate	25.00%
Tax rates of PRC	25.00%